Redeemable Convertible Preferred Stock (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Jun. 30, 2020	Apr. 30, 2020	Dec. 31, 2019	Apr. 30, 2019	Feb. 28, 2018	Dec. 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Jun. 30, 2012	May 31, 2011	Apr. 30, 2011
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		19,957,625		19,957,625
Conversion of all classes of redeemable convertible preferred stock				18,446,525
Liquidation Preference				$ 257,424
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020				$ 213,525
Class A common stock subject to possible redemption, issued (in shares)				18,446,525
Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		51,730,762
Conversion of all classes of redeemable convertible preferred stock	0	48,566,655	48,431,336	47,813,946
Liquidation Preference		$ 258,370
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020		$ 311,594
Class A common stock subject to possible redemption, issued (in shares)	0	48,566,655
Redeemable Convertible Preferred Stock [Member] | Previously Reported
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		19,957,625
Conversion of all classes of redeemable convertible preferred stock		18,736,936		18,446,525
Class A common stock subject to possible redemption, issued (in shares)		18,736,936
Redeemable Convertible Preferred Stock [Member] | Retroactive Application of Reverse Recapitalization
Temporary Equity [Line Items]
Conversion of all classes of redeemable convertible preferred stock		29,829,719		29,367,421
Series A-1
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		1,711,755		1,711,755
Conversion of all classes of redeemable convertible preferred stock		1,689,193		1,636,971				1,636,971
Liquidation Preference		$ 7,505		$ 7,273
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020		$ 7,113		$ 6,176				$ 6,176
Class A common stock subject to possible redemption, issued (in shares)		1,689,193		1,636,971												1,636,971
Series A-2
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		1,161,254		1,161,254
Conversion of all classes of redeemable convertible preferred stock		1,161,254		1,161,254				1,161,254
Liquidation Preference		$ 3,030		$ 3,030
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020		$ 3,033		$ 3,033				$ 3,033
Class A common stock subject to possible redemption, issued (in shares)		1,161,254		1,161,254											409,440
Series A-3
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		1,730,874		1,730,874
Conversion of all classes of redeemable convertible preferred stock		1,730,874		1,492,685				1,492,685
Liquidation Preference		$ 5,188		$ 4,474
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020		$ 7,460		$ 4,463				$ 4,463
Class A common stock subject to possible redemption, issued (in shares)		1,730,874		1,492,685										1,017,648
Series A-4
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		2,159,022		2,159,022
Conversion of all classes of redeemable convertible preferred stock		1,450,529		1,450,529				1,439,352
Liquidation Preference		$ 5,473		$ 5,473
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020		$ 2,602		$ 2,602				$ 2,466
Class A common stock subject to possible redemption, issued (in shares)		1,450,529		1,450,529
Series A-5
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		1,977,114		1,977,114
Conversion of all classes of redeemable convertible preferred stock		1,977,114		1,977,114				1,977,114
Liquidation Preference		$ 24,536		$ 24,536
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020		$ 44,307		$ 24,991				$ 24,536
Class A common stock subject to possible redemption, issued (in shares)		1,977,114		1,977,114							2,538,274	33,949	1,450,265
Series Growth
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		2,538,274		2,538,274
Conversion of all classes of redeemable convertible preferred stock		2,538,274		2,538,274				2,538,274
Liquidation Preference		$ 31,500		$ 31,500
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020		$ 56,959		$ 32,763				$ 31,500
Class A common stock subject to possible redemption, issued (in shares)		2,538,274		2,538,274
Series 2 Growth
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		2,370,803		2,370,803
Conversion of all classes of redeemable convertible preferred stock		2,370,803		2,370,803				2,370,803
Liquidation Preference		$ 30,370		$ 30,370
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020		$ 53,201		$ 30,684				$ 30,370
Class A common stock subject to possible redemption, issued (in shares)		2,370,803		2,370,803					409,574	1,561,280
Series 3 Growth
Temporary Equity [Line Items]
Redeemable convertible preferred stock, shares authorized		6,308,529		6,308,529
Conversion of all classes of redeemable convertible preferred stock		5,818,895		5,818,895				2,973,270
Liquidation Preference		$ 150,768		$ 150,768
Class A common stock subject to possible redemption 27,600,000 shares at redemption value as of December 31, 2021 and 2020		$ 136,919		$ 108,813				$ 51,348
Class A common stock subject to possible redemption, issued (in shares)		5,818,895		5,818,895	868,558	1,158,077	818,990